SUPPLEMENTAL FINANCIAL INFORMATION SUPLEMENTAL FINANCIAL INFORMATION - Additional Information (Details) (USD $)	12 Months Ended		24 Months Ended	60 Months Ended	12 Months Ended				24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended			36 Months Ended
	Jun. 30, 2013 employees	Jun. 30, 2012 employees	Jun. 30, 2013 employees Rate	Jun. 30, 2016	Jun. 30, 2013 Selling, General and Administrative Expenses [Member]	Jun. 30, 2012 Selling, General and Administrative Expenses [Member]	Jun. 30, 2013 Separation [Member]	Jun. 30, 2012 Separation [Member]	Jun. 30, 2013 Separation [Member]	Jun. 30, 2013 Restructuring- Asset Related Cost [Member]	Jun. 30, 2012 Restructuring- Asset Related Cost [Member]	Jun. 30, 2013 Restructuring- Asset Related Cost [Member]	Jun. 30, 2013 Other Restructuring [Member]	Jun. 30, 2012 Other Restructuring [Member]	Jun. 30, 2013 Other Restructuring [Member]	Jun. 30, 2013 Non-manufacturing overhead personnel [Member] employees	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2016 Maximum [Member] Rate	Jun. 30, 2016 Minimum [Member] Rate
Restructuring Cost and Reserve [Line Items]
Historical Restructuring Costs Before Tax																	$ 250,000,000	$ 500,000,000
Restructuring and Related Cost, Number of Positions Eliminated																7,000
Number of Positions Eliminated, in Excess of Target																1,300
Severance Packages	3,450	3,300	6,750
Restructuring and Related Cost, Expected Number of Positions Eliminated																5,700
Restructuring and Related Cost, Expected Cost				3,500,000,000
Severance Packages - Non Manufacturing Overhead	2,390	2,250	4,640
Restructuring Charges	$ 956,000,000	$ 1,052,000,000	$ 2,000,000,000		$ 600,000,000	$ 746,000,000	$ 595,000,000	$ 495,000,000	$ 1,100,000,000	$ 109,000,000	$ 378,000,000	$ 487,000,000	$ 252,000,000	$ 179,000,000	$ 431,000,000
Cost expensed related to Incremental Restructuring Program			55.00%
Annual Non-Manufacturing Overhead Personnel Reduction																			4.00%	2.00%